REVENUE FROM CONTRACTS WITH CUSTOMERS - Schedule of breakdown of revenues by channel (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 6,566.2	$ 5,183.3	$ 4,400.4
Wholesale
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3,357.5	2,916.3	2,811.3
Wholesale | Technical Apparel
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	761.1	643.1	528.0
Wholesale | Outdoor Performance
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,551.1	1,309.8	1,329.6
Wholesale | Ball & Racquet Sports
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,045.3	963.4	952.7
DTC
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3,208.7	2,267.0	1,589.1
DTC | Technical Apparel
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,094.7	1,551.2	1,086.1
DTC | Outdoor Performance
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	852.6	525.7	344.6
DTC | Ball & Racquet Sports
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 261.4	$ 190.1	$ 159.4